Consolidated Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 20.4%
Communication Services 1.3%
AT&T, Inc., 0.9%, 3/25/2024	6,000,000	6,012,805
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	3,400,940
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/2024	150,000	156,045
CommScope, Inc., 144A, 5.5%, 3/1/2024	1,500,000	1,546,875
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	452,094
Meituan, 144A, 2.125%, 10/28/2025	720,000	716,796
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,340,918
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	77,500	78,081
Tencent Holdings Ltd., 144A, 3.28%, 4/11/2024	6,000,000	6,393,180
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	979,280
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	221,708
		23,298,722
Consumer Discretionary 2.2%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,927,609
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,383,120
General Motors Financial Co., Inc., 3-month USD-LIBOR + 0.99%, 1.228% (a), 1/5/2023	7,000,000	7,059,879
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	6,500,000	6,683,819
Hyundai Capital America:
144A, 3-month USD-LIBOR + 0.94%, 1.174% (a), 7/8/2021	5,000,000	5,005,445
144A, 1.25%, 9/18/2023	4,685,000	4,718,884
144A, 2.375%, 2/10/2023	2,090,000	2,145,384
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	330,150
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022	4,000,000	4,097,599
144A, 3.65%, 9/21/2021	2,612,000	2,646,279
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	519,000	551,437
Volkswagen Group of America Finance LLC, 144A, 2.7%, 9/26/2022	4,160,000	4,295,457
		40,845,062
Consumer Staples 0.1%
General Mills, Inc., 3-month USD-LIBOR + 0.54%, 0.763% (a), 4/16/2021	1,418,000	1,418,207
Energy 2.0%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,151,040
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	1,830,000	1,915,853
CNOOC Curtis Funding No. 1 Pty Ltd., 144A, 4.5%, 10/3/2023	1,000,000	1,082,095
Ecopetrol SA, 5.875%, 9/18/2023	1,500,000	1,656,750
Energy Transfer Operating LP:
3.6%, 2/1/2023	5,920,000	6,165,134
4.25%, 3/15/2023	1,170,000	1,234,765
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,835,057
MPLX LP, 3.5%, 12/1/2022	605,000	631,299
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	2,093,986

Pertamina Persero PT:
144A, 4.3%, 5/20/2023	1,500,000	1,588,433
144A, 4.875%, 5/3/2022	1,000,000	1,038,998
Petroleos Mexicanos, 3.5%, 1/30/2023	1,000,000	1,012,500
Petronas Capital Ltd., 144A, 7.875%, 5/22/2022	1,000,000	1,081,240
Phillips 66, 0.9%, 2/15/2024	2,020,000	2,020,520
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	887,000	893,106
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,538,250
Tengizchevroil Finance Co. International Ltd., 144A, 2.625%, 8/15/2025	1,500,000	1,514,064
Western Midstream Operating LP, 3-month USD-LIBOR + 1.85%, 2.325% (a), 1/13/2023	2,000,000	1,960,424
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,424,507
		36,838,021
Financials 8.3%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	2,350,000	2,557,143
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,627,500
5.5%, 2/15/2022	4,000,000	4,158,954
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	8,341,598
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,677,785
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,785,586
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023	1,000,000	1,062,500
Banco Santander SA, 3.125%, 2/23/2023	4,600,000	4,812,608
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	1,031,980
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,170,736
Barclays PLC, 4.61%, 2/15/2023	8,000,000	8,265,487
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,141,674
BBVA USA:
3-month USD-LIBOR + 0.73%, 0.907% (a), 6/11/2021	5,000,000	5,003,245
3.5%, 6/11/2021	2,000,000	2,006,459
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,573,485
BPCE SA:
144A, 2.375%, 1/14/2025	300,000	309,938
144A, 3.0%, 5/22/2022	1,500,000	1,543,106
Canadian Imperial Bank of Commerce, 0.95%, 6/23/2023	4,800,000	4,842,491
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	3,000,000	3,247,500
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	2,000,000	2,092,414
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	1,019,000
Danske Bank AS, 144A, 3.001%, 9/20/2022	4,308,000	4,351,316
Discover Bank, 3.35%, 2/6/2023	3,085,000	3,227,570
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,038,000	3,229,805
Global Bank Corp., 144A, 4.5%, 10/20/2021	4,125,000	4,181,925
ING Groep NV:
3.15%, 3/29/2022	1,580,000	1,623,538
3.55%, 4/9/2024	3,950,000	4,252,239
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	3,016,688
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,579,951
Kookmin Bank, 144A, 1.75%, 5/4/2025	805,000	816,314
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025	766,000	802,385
Lloyds Banking Group PLC, 1.326%, 6/15/2023	3,500,000	3,533,752
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,396,771
Morgan Stanley, SOFR + 0.7%, 0.725% (a), 1/20/2023	2,000,000	2,004,888
Nationwide Building Society, 144A, 3.622%, 4/26/2023	2,460,000	2,537,427
NatWest Markets PLC, 144A, 3-month USD-LIBOR + 1.4%, 1.593% (a), 9/29/2022	3,000,000	3,052,590
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,580,666
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,558,730
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,508,793

Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,420,942
Skandinaviska Enskilda Banken AB:
144A, 3-month USD-LIBOR + 0.43%, 0.622% (a), 5/17/2021	5,000,000	5,002,650
144A, 3.05%, 3/25/2022	2,750,000	2,822,325
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,840,309
Standard Chartered PLC:
144A, 1.319%, 10/14/2023	2,500,000	2,515,875
144A, 4.247%, 1/20/2023	2,080,000	2,138,219
Synchrony Bank:
3.0%, 6/15/2022	4,310,000	4,426,364
3.65%, 5/24/2021	4,234,000	4,243,241
Turkiye Vakiflar Bankasi TAO, REG S, 5.625%, 5/30/2022	1,000,000	990,920
		153,927,382
Health Care 0.2%
Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	3,093,600	3,164,753
Industrials 1.4%
Bombardier, Inc., 144A, 6.0%, 10/15/2022	3,000,000	3,000,000
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,552,513
Colfax Corp., 144A, 6.0%, 2/15/2024	775,000	799,025
DAE Funding LLC, 144A, 5.25%, 11/15/2021	3,000,000	3,052,500
Delta Air Lines, Inc.:
3.4%, 4/19/2021	3,636,000	3,635,964
144A, 4.5%, 10/20/2025	520,000	555,047
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,195,600
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	1,235,000	1,298,294
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	3,155,000	3,099,087
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	2,202,632
Southwest Airlines Co., 4.75%, 5/4/2023 (b)	2,305,000	2,488,698
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	225,000	254,250
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,000,000	2,034,220
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	410,062
		26,577,892
Information Technology 1.5%
Hewlett Packard Enterprise Co., 3-month USD-LIBOR + 0.72%, 0.958% (a), 10/5/2021	2,090,000	2,090,342
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,324,637
Microchip Technology, Inc.:
144A, 0.972%, 2/15/2024	4,000,000	3,992,563
144A, 2.67%, 9/1/2023	1,250,000	1,301,790
144A, 4.25%, 9/1/2025	170,000	177,607
NXP BV, 144A, 4.625%, 6/1/2023	5,961,000	6,457,120
Seagate HDD Cayman, 4.875%, 3/1/2024	1,940,000	2,083,890
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,949,983
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	1,990,000	2,076,864
		27,454,796
Materials 1.3%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	1,000,000	1,040,550
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	1,010,000	1,082,970
DuPont de Nemours, Inc., 2.169%, 5/1/2023	2,500,000	2,510,554
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	486,000	494,505
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,384,517
144A, 4.125%, 3/12/2024	4,640,000	5,023,781
Indonesia Asahan Aluminium Persero PT, 144A, 4.75%, 5/15/2025	1,500,000	1,630,050

LYB International Finance III LLC, 1.25%, 10/1/2025	2,000,000	1,974,753
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,688,114
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,577,950
Nucor Corp., 2.0%, 6/1/2025	635,000	651,445
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,352,595
		24,411,784
Real Estate 0.3%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	690,000	684,221
iStar, Inc., (REIT), 4.25%, 8/1/2025	450,000	453,105
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	330,000	348,051
Realogy Group LLC, 144A, 7.625%, 6/15/2025	800,000	873,440
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	3,017,674
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	140,000	142,538
		5,519,029
Utilities 1.8%
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,255,000	2,254,511
CenterPoint Energy, Inc., 3.6%, 11/1/2021	2,030,000	2,067,530
Comision Federal de Electricidad, 144A, 4.875%, 5/26/2021	2,500,000	2,506,275
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,364,258
DTE Energy Co., 2.6%, 6/15/2022	4,100,000	4,196,853
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	952,690
144A, 2.625%, 6/19/2022	4,740,000	4,862,880
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,399,825
Pacific Gas and Electric Co., 1.75%, 6/16/2022	9,000,000	9,013,660
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 5.5%, 11/22/2021	1,025,000	1,054,469
State Grid Overseas Investment, Ltd., 144A, 2.75%, 5/4/2022	1,500,000	1,531,243
		33,204,194
Total Corporate Bonds (Cost $365,615,095)		376,659,842

Asset-Backed 7.7%
Automobile Receivables 3.4%
AmeriCredit Automobile Receivables Trust:
“C”, Series 2020-2, 1.48%, 2/18/2026	1,100,000	1,120,932
“C”, Series 2019-2, 2.74%, 4/18/2025	2,760,000	2,866,140
Avis Budget Rental Car Funding LLC, “B”, Series 2017-2A, 144A, 3.33%, 3/20/2024	720,000	747,359
Canadian Pacer Auto Receivables Trust, “B”, Series 2018-2A, 144A, 3.63%, 1/19/2024	1,500,000	1,547,564
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	765,880
Chase Auto Credit Linked Notes:
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	1,250,000	1,249,805
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	1,125,824	1,128,809
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	662,000	661,878
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	1,877,013	1,888,595
“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	950,708	965,037
CPS Auto Receivables Trust:
“B”, Series 2020-B, 144A, 2.11%, 4/15/2026	2,000,000	2,026,224
“B”, Series 2019-C, 144A, 2.63%, 8/15/2023	1,374,110	1,380,506
“B”, Series 2019-B, 144A, 3.09%, 4/17/2023	1,329,730	1,333,827
“D”, Series 2017-D, 144A, 3.73%, 9/15/2023	2,181,453	2,210,755
“C”, Series 2018-D, 144A, 3.83%, 9/15/2023	2,423,237	2,449,542
CPS Auto Trust, “D”, Series 2016-D, 144A, 4.53%, 1/17/2023	163,276	164,491

Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	695,218
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	766,945
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,192,425
“C”, Series 2020-1, 144A, 2.24%, 1/15/2026	2,240,000	2,307,323
“B”, Series 2020-2, 144A, 2.61%, 4/15/2026	3,348,000	3,452,393
“C”, Series 2019-3, 144A, 2.74%, 10/15/2025	3,000,000	3,104,301
“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	165,000	171,383
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	531,849
Ford Credit Floorplan Master Owner Trust, “A1”, Series 2018-3, 3.52%, 10/15/2023	530,000	539,249
Foursight Capital Automobile Receivables Trust:
“B”, Series 2020-1, 144A, 2.27%, 2/18/2025	1,250,000	1,276,923
“A3”, Series 2019-1, 144A, 2.67%, 3/15/2024	2,500,000	2,524,218
“B”, Series 2018-2, 144A, 3.8%, 11/15/2023	2,110,000	2,140,670
GMF Floorplan Owner Revolving Trust:
“C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	706,067
“A”, Series 2019-1, 144A, 2.7%, 4/15/2024	510,000	522,448
Hertz Vehicle Financing II LP:
“A”, Series 2016-2A, 144A, 2.95%, 3/25/2022	877,180	879,927
“B”, Series 2019-3A, 144A, 3.03%, 12/26/2025	4,500,000	4,500,839
“A”, Series 2017-2A, 144A, 3.29%, 10/25/2023	788,523	792,287
Santander Consumer Auto Receivables Trust, “B”, Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	1,030,545
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,198,904
“C”, Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,773,551
“C”, Series 2018-5, 3.81%, 12/16/2024	1,880,018	1,893,961
Tesla Auto Lease Trust, “C”, Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	1,013,430
United Auto Credit Securitization Trust, “B”, Series 2020-1, 144A, 1.47%, 11/10/2022	3,000,000	3,012,057
World Omni Select Auto Trust:
“C”, Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,546,721
“B”, Series 2018-1A, 144A, 3.68%, 7/15/2023	1,240,779	1,244,740
		62,325,718
Credit Card Receivables 0.9%
Evergreen Credit Card Trust, “C”, Series 2019-2, 144A, 2.62%, 9/15/2024	1,000,000	1,024,103
First National Master Note Trust, “A”, Series 2018-1, 1-month USD-LIBOR + 0.46%, 0.566% (a), 10/15/2024	785,000	786,526
Genesis Sales Finance Master Trust, “A”, Series 2020-AA, 144A, 1.65%, 9/22/2025	500,000	502,935
Mercury Financial Credit Card Master Trust, “A”, Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,500,529
Synchrony Credit Card Master Note Trust:
“C”, Series 2016-2, 2.95%, 5/15/2024	415,017	416,255
“C”, Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,400,796
World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	6,000,000	6,021,029
		15,652,173
Miscellaneous 3.4%
Babson CLO Ltd.:
“BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 1.624% (a), 1/20/2031	2,000,000	1,984,842
“BR”, Series 2014-IA, 144A, 3-month USD-LIBOR + 2.2%, 2.424% (a), 7/20/2025	500,000	500,197
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3-month USD-LIBOR + 1.35%, 1.574% (a), 10/20/2030	4,000,000	4,000,056
CF Hippolyta LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	920,000	917,236
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	2,545,011	2,587,492

Dell Equipment Finance Trust:
“C”, Series 2019-2, 144A, 2.18%, 10/22/2024	1,750,000	1,775,565
“D”, Series 2019-1, 144A, 3.45%, 3/24/2025	2,400,000	2,440,945
“C”, Series 2018-1, 144A, 3.53%, 6/22/2023	2,656,000	2,666,301
“C”, Series 2018-2, 144A, 3.72%, 10/22/2023	3,000,000	3,044,728
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	620,551	639,691
HPEFS Equipment Trust:
“C”, Series 2020-2A, 144A, 2.0%, 7/22/2030	1,890,000	1,932,167
“C”, Series 2019-1A, 144A, 2.49%, 9/20/2029	1,140,000	1,161,917
Madison Park Funding XXIX Ltd., “A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.45%, 1.673% (a), 10/18/2030	2,500,000	2,500,375
Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 1.412% (a), 7/29/2030	3,646,000	3,648,312
MVW LLC:
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	420,189	427,229
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	1,142,842	1,161,139
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	420,189	432,774
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	1,404,405	1,440,409
Neuberger Berman Loan Advisers CLO Ltd.:
“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 1.623% (a), 10/19/2031	3,000,000	3,000,006
“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 1.641% (a), 1/15/2030	5,250,000	5,250,184
NRZ Excess Spread-Collateralized Notes, “A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	909,433	918,772
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	937,792	954,131
Transportation Finance Equipment Trust, “C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,277,497
Venture XXVIII CLO Ltd., “A2”, Series 2017-28A, 144A, 3-month USD-LIBOR + 1.11%, 1.334% (a), 7/20/2030	2,000,000	1,997,122
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3-month USD-LIBOR + 1.35%, 1.591% (a), 1/15/2031	10,000,000	10,000,100
Verizon Owner Trust, “C”, Series 2018-A, 3.55%, 4/20/2023	720,000	737,715
Voya CLO Ltd.:
“A1RR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 1.243% (a), 4/17/2030	2,981,211	2,981,614
“A2AR”, Series 2012-4A, 144A, 3-month USD-LIBOR + 1.9%, 2.141% (a), 10/15/2030	3,000,000	3,000,276
		63,378,792
Total Asset-Backed (Cost $139,978,506)		141,356,683

Mortgage-Backed Securities Pass-Throughs 1.9%
Federal National Mortgage Association, 2.0%, 4/1/2036 (c) (Cost $36,130,664)	35,000,000	35,915,600

Commercial Mortgage-Backed Securities 5.1%
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.536% (a), 6/15/2035	6,000,000	5,984,840
BAMLL Commercial Mortgage Securities Trust:
“A”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 0.85%, 0.956% (a), 9/15/2034	950,000	949,705
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 1.256% (a), 9/15/2034	9,200,000	9,159,509
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.456% (a), 9/15/2034	130,000	129,033
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 1.446% (a), 10/15/2034	1,500,000	1,497,180
BPR Trust, “C”, Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 2.656% (a), 2/15/2029	1,431,100	1,431,098

BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 1.406% (a), 4/15/2034	6,500,000	6,459,656
“D”, Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 1.806% (a), 10/15/2037	1,920,000	1,919,999
BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 0.956% (a), 11/15/2034	730,000	720,023
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 1.206% (a), 11/15/2034	6,210,000	5,963,933
CHT Mortgage Trust, “A”, Series 2017-CSMO, 144A, 1-month USD-LIBOR + 0.93%, 1.036% (a), 11/15/2036	1,800,000	1,800,541
Citigroup Commercial Mortgage Trust:
“AS”, Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,558,878
“B”, Series 2013-GC11, 3.732%, 4/10/2046	500,000	518,566
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,689,553
COMM Mortgage Trust:
“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046	2,200,000	2,278,378
“AM”, Series 2013-LC6, 3.282%, 1/10/2046	2,500,000	2,596,380
“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	4,238,720	4,338,305
Credit Suisse Mortgage Trust:
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 2.106% (a), 10/15/2037	2,756,000	2,775,809
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 3.25% (a), 12/15/2035	1,500,000	1,514,883
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	1,034,305
FHLMC Multifamily Structured Pass-Through Certificates:
“X1”, Series K058, Interest Only , 0.924% (a), 8/25/2026	23,283,948	1,027,733
“X1”, Series K722, Interest Only , 1.308% (a), 3/25/2023	14,649,330	269,338
FREMF Mortgage Trust, “B”, Series 2012-K23, 144A, 3.657% (a), 10/25/2045	1,750,000	1,815,688
Hilton Orlando Trust, “A”, Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 1.026% (a), 12/15/2034	3,500,000	3,498,918
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 1.456% (a), 11/15/2036	4,693,470	4,687,828
IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.95%, 1.056% (a), 6/15/2034	7,229,985	7,222,076
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.5%, 1.606% (a), 1/15/2033	2,200,000	2,191,745
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 1.656% (a), 12/15/2037	625,000	623,441
Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 1.306% (a), 7/15/2035	2,353,200	2,350,350
MTRO Commercial Mortgage Trust, “D”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.8%, 1.906% (a), 12/15/2033	2,500,000	2,489,266
Natixis Commercial Mortgage Securities Trust:
“B”, Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 1.06% (a), 7/15/2033	6,500,000	6,369,458
“C”, Series 2018-285M, 144A, 3.79% (a), 11/15/2032	2,000,000	2,056,507
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 1.356% (a), 1/15/2026	2,378,000	2,392,742
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only , 1.524% (a), 6/15/2050	33,635,978	2,414,508
Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	448,836	449,529
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	193,563	205,828
Total Commercial Mortgage-Backed Securities (Cost $93,802,323)		94,385,529

Collateralized Mortgage Obligations 1.0%
Angel Oak Mortgage Trust, “A1”, Series 2019-3, 144A, 2.93%, 5/25/2059	1,597,245	1,606,355
Deephaven Residential Mortgage Trust, “A3”, Series 2019-2A, 144A, 3.763%, 4/25/2059	1,916,764	1,921,400

Federal National Mortgage Association, “FB”, Series 1996-44, 1-month USD-LIBOR + 0.8%, 0.918% (a), 9/25/2023	9,403	9,457
FWD Securitization Trust:
“A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	1,796,066	1,828,773
“A1”, Series 2019-INV1, 144A, 2.81%, 6/25/2049	1,263,549	1,308,086
GCAT LLC, “A1”, Series 2019-NQM1, 144A, 2.985%, 2/25/2059	2,588,015	2,596,760
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	380,144	383,021
MFA Trust, “A3”, Series INV1, 144A, 1.262%, 1/25/2056	755,945	753,629
Sequoia Mortgage Trust:
“A10”, Series 2017-CH2, 144A, 4.0%, 12/25/2047	632,552	634,058
“A10”, Series 2018-CH1, 144A, 4.0%, 2/25/2048	393,835	394,948
“A10”, Series 2019-CH3, 144A, 4.0%, 9/25/2049	671,880	678,378
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	1,482,558	1,484,280
Verus Securitization Trust:
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	2,684,128	2,717,474
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	486,294	493,511
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	328,035	331,426
“A1”, Series 2019-INV1, 144A, 3.402%, 12/25/2059	1,757,076	1,777,710
Total Collateralized Mortgage Obligations (Cost $18,808,561)		18,919,266

Government & Agency Obligations 42.3%
Other Government Related (d) 0.9%
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	3,200,000	3,211,379
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,128,560
4.375%, 6/15/2022	2,000,000	2,086,080
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,779,000	2,841,528
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	3,000,000	3,132,936
Vnesheconombank, 144A, 6.025%, 7/5/2022	1,500,000	1,578,300
		16,978,783
Sovereign Bonds 0.5%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,997,785
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,067,356
Republic of Namibia, 144A, 5.5%, 11/3/2021	1,500,000	1,519,770
Republic of Paraguay, 144A, 4.625%, 1/25/2023	1,000,000	1,052,510
Republic of Turkey, 5.6%, 11/14/2024	1,000,000	978,180
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,200,320
		8,815,921
U.S. Treasury Obligations 40.9%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 0.064% (a), 1/31/2023 (e)	65,000,000	65,023,312
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.07% (a), 4/30/2021 (e)	65,000,000	65,026,628
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.07% (a), 4/30/2021 (e)	65,000,000	65,034,452
3-month U.S. Treasury Bill Money Market Yield + 0.114%, 0.129% (a), 4/30/2022 (e)	55,000,000	55,058,847
3-month U.S. Treasury Bill Money Market Yield + 0.154%, 0.169% (a), 1/31/2022 (e)	65,000,000	65,080,389
U.S. Treasury Inflation-Indexed Notes:
0.125%, 1/15/2022	34,667,100	35,449,141
0.125%, 4/15/2022	32,263,800	33,180,042
0.125%, 1/15/2023	45,324,400	47,533,964
0.375%, 7/15/2023	44,955,200	48,127,527

U.S. Treasury Notes:
0.125%, 9/15/2023	25,000,000	24,931,641
0.125%, 10/15/2023	30,000,000	29,901,562
0.5%, 3/15/2023	40,000,000	40,259,375
0.5%, 3/31/2025	25,000,000	24,840,820
1.375%, 4/30/2021	25,000,000	25,026,328
1.625%, 4/30/2023	30,000,000	30,895,312
1.75%, 11/30/2021	35,000,000	35,391,016
2.125%, 9/30/2021	30,000,000	30,311,719
2.75%, 5/31/2023	30,000,000	31,654,687
		752,726,762
Total Government & Agency Obligations (Cost $768,333,483)		778,521,466

Short-Term U.S. Treasury Obligations 12.2%
U.S. Treasury Bills:
0.02% (f), 4/20/2021	50,000,000	49,999,538
0.025% (f), 4/1/2021	25,000,000	25,000,000
0.03% (f), 4/22/2021	35,000,000	34,999,796
0.03% (f), 4/13/2021	50,000,000	49,999,916
0.078% (f), 6/17/2021 (g)	39,000,000	38,998,749
0.081% (f), 6/17/2021	5,000,000	4,999,840
0.097% (f), 6/17/2021	1,000,000	999,968
0.097% (f), 6/17/2021	100,000	99,997
0.126% (f), 6/17/2021	400,000	399,987
0.15% (f), 6/17/2021	20,000,000	19,999,358
Total Short-Term U.S. Treasury Obligations (Cost $225,484,182)		225,497,149
	Shares	Value ($)

Exchange-Traded Funds 1.0%
iShares 0-5 Year High Yield Corporate Bond ETF	200,000	9,162,000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	300,000	8,199,000
Xtrackers Short Duration High Yield Bond ETF (b) (h)	5,250	251,134
Total Exchange-Traded Funds (Cost $17,240,640)		17,612,134

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (i) (j) (Cost $2,805,805)	2,805,805	2,805,805

Cash Equivalents 13.9%
DWS Central Cash Management Government Fund, 0.04% (i)	248,372,313	248,372,313
DWS ESG Liquidity Fund "Capital Shares", 0.09% (i)	6,934,461	6,934,461
Total Cash Equivalents (Cost $255,306,729)		255,306,774

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,923,505,988)	105.7	1,946,980,248
Other Assets and Liabilities, Net	(5.7)	(105,151,921)
Net Assets	100.0	1,841,828,327
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 6/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (b) (h)
—	243,547	—	—	7,587	9,269	—	5,250	251,134
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (i) (j)
—	2,805,805 (k)	—	—	—	1,425	—	2,805,805	2,805,805
Cash Equivalents 13.9%
DWS Central Cash Management Government Fund, 0.04% (i)
128,467,296	1,825,261,032	1,705,356,015	—	—	98,570	—	248,372,313	248,372,313
DWS ESG Liquidity Fund "Capital Shares", 0.09% (i)
6,918,373	20,024,167	20,004,000	(2,000)	(2,079)	16,600	—	6,934,461	6,934,461
135,385,669	1,848,334,551	1,725,360,015	(2,000)	5,508	125,864	—	258,117,829	258,363,713
(a)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $2,703,515, which is 0.1% of net assets.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2021, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At March 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DBX Advisors LLC.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: State Owned Company

SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Aluminum Futures	USD	5/24/2021	200	10,866,850	11,007,450	140,600
Brent Crude Oil Futures	USD	10/29/2021	14	861,965	843,080	(18,885)
Brent Crude Oil Futures	USD	10/26/2021	2,400	1,995,288	1,440,000	(555,288)
Copper Futures	USD	12/15/2021	200	38,432,800	43,737,500	5,304,700
LME Copper Futures	USD	4/19/2021	50	10,125,150	10,991,250	866,100
LME Nickel Futures	USD	12/13/2021	255	23,105,843	24,666,660	1,560,817
Total net unrealized appreciation						7,298,044
At March 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	6/30/2021	253	31,604,609	31,219,804	384,805
Brent Crude Oil Futures	USD	10/26/2021	2,400	2,780,712	2,688,000	92,712
Copper Futures	USD	12/15/2021	200	34,099,700	43,737,500	(9,637,800)
LME Copper Futures	USD	4/19/2021	50	9,932,500	10,991,250	(1,058,750)
LME Nickel Futures	USD	12/13/2021	255	22,391,061	24,666,660	(2,275,599)
Zinc Futures	USD	5/24/2021	155	10,956,563	10,893,594	62,969
Total net unrealized depreciation						(12,431,663)
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2021, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)(a)
Long Positions
Barclays Commodity Strategy 1673 Excess Return Index/TRSTST25HP	4/16/2021	Barclays Bank PLC	24,790,000	(0.28%)	At Expiration	(84,075)
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	4/16/2021	Barclays Bank PLC	61,305,000	—	At Expiration	(500,618)
Barclays−Commodity Strategy 1610 Index/BXCS1610	4/16/2021	Barclays Bank PLC	34,870,000	(0.57%)	At Expiration	(454,775)
Bloomberg Aluminum Subindex/BCOMAL	4/16/2021	Goldman Sachs & Co.	19,000,000	(0.10%)	At Expiration	310,532

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)(a)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2021	Goldman Sachs & Co.	100,000,000	(0.05%)	At Expiration	(2,806,822)
Bloomberg Commodity Index/BCOM	4/16/2021	Barclays Bank PLC	113,771,000	(0.11%)	At Expiration	(3,334,151)
Bloomberg Commodity Index/BCOM	4/16/2021	BNP Paribas	132,733,000	(0.12%)	At Expiration	(3,890,576)
Bloomberg Commodity Index/BCOM	4/16/2021	Canadian Imperial Bank of Commerce	56,885,000	(0.13%)	At Expiration	(1,667,685)
Bloomberg Commodity Index/BCOM	4/16/2021	Macquarie Bank Ltd.	113,771,000	(0.12%)	At Expiration	(3,334,775)
Bloomberg Commodity Index/BCOM	4/16/2021	Morgan Stanley	56,885,000	(0.12%)	At Expiration	(1,667,373)
Bloomberg Commodity Index/BCOM	4/16/2021	Goldman Sachs & Co.	113,771,000	(0.10%)	At Expiration	(3,333,528)
Bloomberg Commodity Index/BCOM	4/16/2021	Credit Suisse	151,694,000	(0.11%)	At Expiration	(4,445,516)
Bloomberg Commodity Index/BCOM	4/16/2021	JPMorgan Chase Securities, Inc.	303,389,000	(0.09%)	At Expiration	(8,887,737)
Bloomberg Copper Subindex/BCOMHG	4/16/2021	BNP Paribas	19,000,000	(0.09%)	At Expiration	(664,102)
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	4/16/2021	Merrill Lynch International Ltd.	24,175,000	—	At Expiration	(31,153)
Citi Custom CiVICS 7 Excess Return/CVICSER7	4/16/2021	Citigroup, Inc.	358,371,200	(0.13%)	At Expiration	(10,403,908)
Goldman Sachs Brent Vol Carry 05/GSVLBR05	5/17/2021	Goldman Sachs & Co.	18,000,000	(0.35%)	At Expiration	(482,351)
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	4/16/2021	Goldman Sachs & Co.	21,945,000	(0.35%)	At Expiration	7,299
Macquarie Commodity Product 708E/MQCP708E	4/16/2021	Macquarie Bank Ltd.	29,890,000	(1.00%)	At Expiration	173,753
Macquarie Vol Product 2CL2/VMAC2CL2	5/17/2021	Macquarie Bank Ltd.	15,000,000	(0.10%)	At Expiration	(599,662)
Macquarie Vol Product 3GC1/VMAC3GC1	5/17/2021	Macquarie Bank Ltd.	15,000,000	(0.10%)	At Expiration	690,620
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	4/16/2021	Merrill Lynch International Ltd.	15,960,000	(0.35%)	At Expiration	(572,234)
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	4/16/2021	Merrill Lynch International Ltd.	132,733,000	(0.14%)	At Expiration	(3,892,005)
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	4/16/2021	Goldman Sachs & Co.	113,771,000	(0.31%)	At Expiration	(4,567,424)
Morgan Stanley Index/MSCBVB20	4/16/2021	Morgan Stanley	35,430,000	(0.45%)	At Expiration	627,364
Morgan Stanley MSCBDF11 Index/MSCBDF11	4/16/2021	Morgan Stanley	20,000,000	(0.05%)	At Expiration	80,536
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	4/16/2021	Royal Bank of Canada	60,678,000	(0.11%)	At Expiration	(1,697,360)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)(a)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	4/16/2021	Royal Bank of Canada	60,678,000	(0.20%)	At Expiration	(1,677,010)
RBC Enhanced Commodity D03 ER Index/TRSTST24HP	4/16/2021	Royal Bank of Canada	30,339,000	(0.15%)	At Expiration	(794,688)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	4/16/2021	Royal Bank of Canada	51,837,000	(0.35%)	At Expiration	(323,740)
SGI Commodity Dynamic Alpha Index/SGICCODA	4/16/2021	Societe Generale	153,270,000	(0.25%)	At Expiration	137,966
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	4/16/2021	Societe Generale	103,582,500	(0.17%)	At Expiration	302,470
Societe Generale Commodity Index/SGCOM11S	4/16/2021	Societe Generale	17,066,000	(0.13%)	At Expiration	(464,843)
Societe Generale M Po 3 U Index/SGCOL45E	4/16/2021	Societe Generale	17,066,000	(0.16%)	At Expiration	(458,445)
Societe Generale M Po 4 U Index/SGCOM15E	4/16/2021	Societe Generale	79,640,000	(0.18%)	At Expiration	(2,265,196)
UBS Custom Commodity Index/UBSIB163	4/16/2021	UBS AG	118,251,000	(0.17%)	At Expiration	(6,821,416)
Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index	BCOM	132,733,000	56.0	(3,889,310)
Bloomberg Coffee Subindex	BCOMKC	(12,278,000)	5.2	876,744
Bloomberg Gold Subindex	BCOMGC	(13,155,000)	5.6	51,798
Bloomberg Wheat Subindex	BCOMWH	(14,435,000)	6.1	463,307
Bloomberg Zinc Subindex	BCOMZS	(12,017,000)	5.1	(54,855)
Bloomberg Unleaded Gas Subindex	BCOMRB	33,752,000	14.3	(2,770,505)
Bloomberg Brent Crude Subindex	BCOMCO	18,132,000	7.7	(1,498,595)
UBS Custom Commodity Index				(6,821,416)
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)(a)
UBS Targeted Commodity Curve Carry Strategy Index/UBSTCCIS	4/16/2021	UBS AG	35,030,000	(0.10%)	At Expiration	(300,849)
Short Positions
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/16/2021	Goldman Sachs & Co.	100,000,000	(1.00%)	At Expiration	2,684,983
Bloomberg Gold Subindex/BCOMGC	4/16/2021	Macquarie Bank Ltd.	38,000,000	(1.00%)	At Expiration	150,016
Total net unrealized depreciation						(65,258,478)
(a)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2021, the Fund held $338,751,870 in the Subsidiary, representing 17.3% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$376,659,842	$—	$376,659,842
Asset-Backed (a)	—	141,356,683	—	141,356,683
Mortgage-Backed Securities Pass-Throughs	—	35,915,600	—	35,915,600
Commercial Mortgage-Backed Securities	—	94,385,529	—	94,385,529
Collateralized Mortgage Obligations	—	18,919,266	—	18,919,266
Government & Agency Obligations (a)	—	778,521,466	—	778,521,466
Short-Term U.S. Treasury Obligations	—	225,497,149	—	225,497,149
Exchange-Traded Funds	17,612,134	—	—	17,612,134
Short-Term Investments (a)	258,112,579	—	—	258,112,579
Derivatives (b)
Futures Contracts	8,412,703	—	—	8,412,703
Commodity-Linked Swap Contracts	—	5,165,539	—	5,165,539
Total	$284,137,416	$1,676,421,074	$—	$1,960,558,490
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(13,546,322)	$—	$—	$(13,546,322)
Commodity-Linked Swap Contracts	—	(70,424,017)	—	(70,424,017)
Total	$(13,546,322)	$(70,424,017)	$—	$(83,970,339)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and commodity-linked swap contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Swap Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ 384,805
Commodity Contracts	(65,258,478)	$ (5,518,424)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECSF-PH3
R-080548-1 (1/23)